OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY (Details 1)	12 Months Ended
	Jul. 31, 2022 USD ($)	Jul. 31, 2022 CAD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2021 CAD ($)
Lease liability, Beginning balance	$ 48,799	$ 48,799	$ 0
Addition			49,475
Lease payment - base rent portion			(2,132)
Lease liability - accretion expense			1,456
Lease Liability,Ending Balance		41,333	$ 48,799	$ 48,799
Lease liability base rent portion	(12,792)
lease liability accretion expense	5,326
Lease Liability, Ending Balance	$ 41,333
Current portion		8,580		$ 7,466
Long-term portion		$ 32,753